Loans - Breakdown of Group's Borrowings (Detail) $ in Millions, $ in Millions			12 Months Ended
		Dec. 09, 2021 USD ($)	Dec. 31, 2021 ARS ($)	Dec. 31, 2020 ARS ($)	Dec. 31, 2019 ARS ($)
Disclosure of detailed information about loans [abstract]
Balance at beginning of the year			$ 678,306	$ 526,760	$ 335,078
Proceed from loans			97,420	139,018	97,351
Payments of loans		$ (2)	(161,016)	(174,913)	(93,456)
Payments of interest			(58,454)	(60,681)	(41,606)
Accrued interest	[1]		66,950	58,979	44,570
Net exchange differences and translation			136,280	187,455	185,420
Result from debt exchange	[2]		(1,855)	2,097
Result from net monetary position	[3]		(416)	(409)	(597)
Balance at the end of the year			$ 757,215	$ 678,306	$ 526,760

[1]	Includes capitalized financial costs.
[2]	See Note 21.
[3]	Includes adjustment for inflation of opening balances of loans in subsidiaries with the Peso as functional currency which was charged to other comprehensive income and the adjustment for inflation of the fiscal year, which was charged to results.